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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-22014


                   Pioneer Diversified High Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  April 30

Date of reporting period:  July 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                    Pioneer Diversified High Income Trust
                    SCHEDULE OF INVESTMENTS 7/31/08 (unaudited)

     Principal
     Amount
     USD ($)                                                       Value ($)

                    ASSET BACKED SECURITIES - 0.1% of Net Assets
                    Banks - 0.1%
                    Thrifts & Mortgage Finance - 0.1%
     246,741  (a)   Ace Securities Corp., 3.061%, 12/25/34           188,805
                    TOTAL ASSET BACKED SECURITIES                    188,805
                    (Cost $207,132)

                    COLLATERALIZED MORTGAGE OBLIGATIONS - 5.8% of Net Assets Consumer Services - 0.2%
                    Restaurants - 0.2%
     500,000        DB Master Finance LLC, 8.285%, 6/20/31 (144A)    375,995
                    Total Consumer Services                          375,995

                    Banks - 4.5%
                    Thrifts & Mortgage Finance - 4.5%
     500,000  (a)   Adjustable Rate Mortgage Trust, 2.851%, 6/25/3   346,435
     143,838  (a)   Banc of America Funding Corp., 2.678%, 4/20/35   136,646
     1,278,768(a)   Bayview Financial Acquisition Trust, 2.85%, 8/  1,088,710
     1,967,915(a)   Bayview Financial Acquisition Trust, 3.09%, 5/  1,757,743
     200,000  (a)   Carrington Mortgage Loan Trust, 2.561%, 10/25/   183,224
     699,000  (a)   Carrington Mortgage Loan Trust, 2.661%, 2/25/3   619,230
     308,006  (a)   Countrywide Home Loans, 2.811%, 3/25/35          164,296
     250,000  (a)   Credit-Based Asset Servicing and Securitizatio   217,685
     1,527,007(a)   Impac CMB Trust, 3.221%, 1/25/35                1,062,788
     379,227  (a)   Lehman XS Trust, 2.581%, 8/25/36                 280,204
     845,136  (a)   Lehman XS Trust, 2.811%, 12/25/35                385,903
     820,338  (a)   Luminent Mortgage Trust, 2.721%, 7/25/36         231,615
     221,220  (a)   Residential Asset Mortgage Products, Inc., 2.6   211,177
     495,429  (a)   WaMu Mortgage Pass-Through Certificates, 2.691   326,150
     1,656,970(a)   WaMu Mortgage Pass-Through Certificates, 2.941   696,065
                    Total Banks                                     7,707,871

                    Diversified Financials - 1.1%
                    Other Diversified Financial Services - 0.6%
     410,000  (a)   Bear Stearns Asset Backed Securities Trust, 3.   314,845
     815,279  (a)   DSLA Mortgage Loan Trust, 2.828%, 10/19/45       372,896
     560,505  (a)   DSLA Mortgage Loan Trust, 2.878%, 10/19/45       269,042
     81,808   (a)   First Franklin Mortgage Loan Asset-Backed Cert    75,396
                                                                    1,032,179
                    Investment Banking & Brokerage - 0.5%
     250,000  (a)   GSAMP Trust, 2.591%, 1/25/37                     226,862
     243,338  (a)   GSAMP Trust, 2.891%, 3/25/35                     215,642
     446,351  (a)   Option One Mortgage Loan Trust, 2.551%, 5/25/3   440,843
                                                                     883,347
                    Total Diversified Financials                    1,915,526
                    TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                    (Cost $10,980,570)                              9,999,392

                    CORPORATE BONDS & NOTES - 90.1% of Net Assets
                    Energy - 7.2%
                    Oil & Gas Drilling - 0.9%
NOK  5,000,000      Norwegian Energy Co. AS, 11.0%, 7/13/10 (144A)   930,237
NOK  1,500,000      Petrolia Drilling ASA, 12.0%, 6/20/12 (144A)     283,454
     300,000        Skeie Drilling & Production ASA, 11.25%, 3/8/1   267,000
                                                                    1,480,691
                    Oil & Gas Equipment & Services - 0.7%
     350,000        Complete Production Services, Inc., 8.0%, 12/1   347,375
     300,000        Nexus 1 Pte, Ltd., 10.5%, 3/7/12 (144A)          270,000
     700,000  (a)   Sevan Marine ASA, 5.78%, 5/14/13 (144A)          637,000
                                                                    1,254,375
                    Oil & Gas Exploration & Production - 2.9%
     500,000        Harvest Operations Corp., 7.875%, 10/15/11       452,500
     970,000        Hilcorp Energy I L.P./Hilcorp Finance Co., 9.0   950,600
NOK  2,000,000      PA Resources AB, 8.75%, 3/10/10                  366,250
     675,000        Parallel Petroleum Corp., 10.25%, 8/1/14         669,938
NOK  3,000,000      Petromena AS, 9.75%, 5/24/12 (144A)              572,753
     225,000        PetroQuest Energy, Inc., 10.375%, 5/15/12        231,750
     250,000  (a)   SandRidge Energy, Inc., 6.416%, 4/1/14 (144A)    245,384
     335,000        SandRidge Energy, Inc., 8.0%, 6/1/18 (144A)      331,650
     600,000  (b)   SandRidge Energy, Inc., 8.625%, 4/1/15 (144A)    605,250
     600,000        Tristan Oil, Ltd., 10.5%, 1/1/12 (144A)          588,000
     150,000        Quicksilver Resources, Inc., 7.125%, 4/1/16      129,375
                                                                    5,143,450
                    Oil & Gas Refining & Marketing - 0.6%
     955,000  (j)   Aventine Renewable Energy Holdings, Inc., 10.0   611,200
     580,000        VeraSun Energy Corp., 9.375%, 6/1/17             304,500
     50,000         VeraSun Energy Corp., 9.875%, 12/15/12            42,500
                                                                     958,200
                    Oil & Gas Storage & Transportation - 0.9%
     490,000        Inergy L.P., 8.25%, 3/1/16                       471,625
     250,000        LPG International, Inc., 7.25%, 12/20/15         251,562
     1,185,000      Transportadora de Gas del Sur SA, 7.875%, 5/14   912,450
                                                                    1,635,637
                    Coal & Consumable Fuels - 1.2%
     900,000        Massey Energy Co., 6.875%, 12/15/13              880,875
     1,200,000      Oceanografia SA de CV, 11.25%, 7/15/15 (144A)   1,170,000
                                                                    2,050,875
                    Total Energy                                    12,523,228

                    Materials - 9.7%
                    Commodity Chemicals - 1.1%
     400,000        ARCO Chemical Co., 9.8%, 2/1/20                  296,000
     1,750,000(j)   Georgia Gulf Corp., 10.75%, 10/15/16             910,000
     500,000        Invista, 9.25%, 5/1/12 (144A)                    505,000
EURO 200,000        Kronos International, Inc., 6.5%, 4/15/13        185,671
                                                                    1,896,671
                    Diversified Chemicals - 1.0%
EURO 1,275,000      Ineos Group Holdings Plc, 7.875%, 2/15/16 (144  1,268,197
     650,000        Montell Finance Co. BV, 8.1%, 3/15/27 (144A)     377,000
                                                                    1,645,197
                    Specialty Chemicals - 0.1%
     350,000        Tronox Worldwide LLC/Tronox Finance Corp., 9.5   217,000

                    Construction Materials - 0.5%
     500,000        AGY Holding Corp., 11.0%, 11/15/14               447,500
     500,000        U.S. Concrete, Inc., 8.375%, 4/1/14              415,000
                                                                     862,500
                    Metal & Glass Containers - 0.6%
EURO 625,000        Impress Holdings BV, 9.25%, 9/15/14 (144A)       833,762
     330,000        Vitro, S.A.B. de CV, 9.125%, 2/1/17              245,025
                                                                    1,078,787
                    Paper Packaging - 1.8%
     1,145,000      AEP Industries, Inc., 7.875%, 3/15/13            916,000
     600,000        Exopack Holding Corp., 11.25%, 2/1/14            534,000
     700,000  (j)   Graham Packaging Co., Inc., 9.875%, 10/15/14     598,500
     500,000        Graphic Packaging International, Inc., 9.5%, 8   465,000
     750,000        U.S. Corrugated, Inc., 10.0%, 6/1/13             532,500
                                                                    3,046,000
                    Aluminum - 1.5%
     700,000  (j)   Aleris International, Inc., 10.0%, 12/15/16      483,000
     600,000        Asia Aluminum Holdings, Ltd., 8.0%, 12/23/11 (   570,000
     300,000        CII Carbon LLC, 11.125%, 11/15/15 (144A)         292,500
     500,000        Indalex Holding Corp., 11.5%, 2/1/14             285,000
     1,200,000(a)   Noranda Aluminium Acquisition Corp., 6.828%, 5  1,038,000
                                                                    2,668,500
                    Diversified Metals & Mining - 0.8%
     350,000        American Rock Salt Co. LLC, 9.5%, 3/15/14        367,500
     195,000        FMG Finance Pty., Ltd., 10.625%, 9/1/16 (144A)   226,200
     750,000        Vedanta Resources Plc, 9.5%, 7/18/18 (144A)      742,500
                                                                    1,336,200

                    Steel - 1.7%
     1,245,000      Algoma Acquisition Corp., 9.875%, 6/15/15 (144  1,170,300
     320,000        Blaze Recycling & Metals LLC, 10.875%, 7/15/12   319,200
EURO 600,000  (c)   Bulgaria Steel Finance BV, 12.0%, 5/4/13         337,016
     250,000  (j)   Evraz Group SA, 9.5%, 4/24/18 (144A)             240,950
EURO 107,128        New Reclamation Group Pty., Ltd., 8.125%, 2/1/   135,389
     920,000        Ryerson, Inc., 12.0%, 11/1/15 (144A)             897,000
EURO 50,000         Zlomrex International Finance SA, 8.5%, 2/1/14    54,609
                                                                    3,154,464
                    Forest Products - 0.5%
     250,000  (c)(j)Ainsworth Lumber Co., Ltd., 7.25%, 10/1/12 (14   102,500
     500,000        Mandra Forestry Holdings, Ltd., 12.0%, 5/15/13   465,000
     250,000        Sino-Forest Corp., 9.125%, 8/17/11 (144A)        253,125
                                                                     820,625
                    Total Materials                                 16,725,944

                    Capital Goods - 5.6%
                    Building Products - 0.2%
     300,000  (a)(d)C8 Capital SPV, Ltd., 6.64% (144A)               273,948

                    Construction & Engineering - 1.0%
     500,000        Cia Latinoamericana de Infraestructura & Servi   390,000
     350,000        Dycom Industries, Inc., 8.125%, 10/15/15         330,750
     1,220,000      Industrias Metalurgicas Pescarmona SA, 11.25%,  1,061,400
                                                                    1,782,150
                    Electrical Components & Equipment - 0.5%
     930,000  (d)   Rede Empresas de Energia Eletrica SA, 11.125%    893,962

                    Construction & Farm Machinery & Heavy Trucks - 3.0%
     850,000        Accuride Corp., 8.5%, 2/1/15                     578,000
     530,000  (j)   Allison Transmission, Inc., 11.0%, 11/1/15 (14   479,650
     500,000  (b)   Allison Transmission, Inc., 11.25%, 11/1/15 (1   435,000
     720,000        American Railcar Industries, Inc., 7.5%, 3/1/1   666,000
     770,000        Commercial Vehicle Group, Inc., 8.0%, 7/1/13     654,500
     500,000        Esco Corp., 8.625%, 12/15/13 (144A)              498,750
     1,200,000      Greenbrier Companies, Inc., 8.375%, 5/15/15     1,087,500
     500,000  (e)   Stanadyne Corp., 0.0%, 2/15/15                   378,750
     160,000        Stanadyne Corp., 10.0%, 8/15/14                  154,400
     400,000        Titan International, Inc., 8.0%, 1/15/12         390,000
                                                                    5,322,550
                    Industrial Machinery - 0.6%
     1,175,000      Mueller Water Products, Inc., 7.375%, 6/1/17     963,500

                    Trading Companies & Distributors - 0.2%
     125,000        United Rentals North America, Inc., 6.5%, 2/15   112,813
     300,000        Wesco Distribution, Inc., 7.5%, 10/15/17         267,000
                                                                     379,813
                    Total Capital Goods                             9,615,923

                    Commercial Services & Supplies - 1.0%
                    Diversified Commercial & Professional Services - 1.0%
     425,000  (a)   NCO Group, Inc., 7.551%, 11/15/13                332,563
     900,000        NCO Group, Inc., 11.875%, 11/15/14               717,750
     740,000        Park-Ohio Industries, Inc., 8.375%, 11/15/14     610,500
                    Total Commercial Services & Supplies            1,660,813

                    Transportation - 0.6%
                    Air Freight & Logistics - 0.5%
     775,000        CEVA Group Plc, 10.0%, 9/1/14 (144A)             782,750

                    Railroads - 0.1%
     240,000        Kansas City Southern de Mexico, 7.625%, 12/1/1   235,200
                    Total Transportation                            1,017,950

                    Automobiles &  Components - 1.3%
                    Auto Parts & Equipment - 1.3%
     985,000        Cooper-Standard Automotive, Inc., 8.375%, 12/1   699,350
     1,140,000      Lear Corp., 8.75%, 12/1/16                       900,600
     700,000        Tenneco, Inc., 8.625%, 11/15/14                  588,000
                    Total Automobiles & Components                  2,187,950

                    Consumer Durables & Apparel - 1.4%
                    Homebuilding - 0.8%
     750,000        Desarrolladora Metropolitana SA de CV, 10.875%   757,500
     695,000        Meritage Homes Corp., 6.25%, 3/15/15             538,625
                                                                    1,296,125
                    Housewares & Specialties - 0.1%
     200,000  (j)   Jarden Corp., 7.5%, 5/1/17                       174,000

                    Household Products - 0.5%
     1,200,000(j)   Yankee Acquisition Corp., 8.5%, 2/15/15          882,000

                    Total Consumer Durables & Apparel               2,352,125

                    Consumer Services - 3.1%
                    Casinos & Gaming - 3.1%
     500,000        Buffalo Thunder Development Authority, 9.375%,   290,000
EURO 1,155,000      Codere Finance Luxembourg SA, 8.25%, 6/15/15 (  1,504,751
     305,000        FireKeepers Development Authority, 13.875%, 5/   280,600
     550,000        Fontainebleau Las Vegas Holdings LLC, 10.25%,    291,500
     95,000         Galaxy Entertainment Finance Co., Ltd., 9.875%    91,675
     275,000        Little Traverse Bay Bands of Odawa Indians, 10   228,250
     1,615,000      Mashantucket Western Pequot Tribe, 8.5%, 11/15  1,243,550
EURO 50,000         Peermont Global, Ltd., 7.75%, 4/30/14 (144A)      61,435
     750,000  (j)   Station Casinos, Inc., 6.625%, 3/15/18           330,000
     750,000  (j)   Trump Entertainment Resorts, Inc., 8.5%, 6/1/1   369,375
EURO 405,000        Unibet Group Plc, 9.7%, 12/21/10                 647,702
                    Total Consumer Services                         5,338,838

                    Media - 1.8%
                    Broadcasting & Cable Television - 0.9%
     40,000   (j)   CCH I LLC, 11.0%, 10/1/15                         30,300
     250,000        CCH II LLC, 10.25%, 9/15/10                      237,500
     400,000        Kabel Deutschland GmbH, 10.625%, 7/1/14          409,000
     1,245,000(b)(j)Univision Communications, Inc., 9.75%, 3/15/15   903,474
                                                                    1,580,274
                    Educational Services - 0.3%
     600,000        TL Acquisitions, Inc., 10.5%, 1/15/15 (144A)     528,000

                    Publishing - 0.6%
     576,469  (b)   AAC Group Holding Corp., 14.75%, 10/1/12         501,541
     250,000        Sheridan Group, Inc., 10.25%, 8/15/11            230,000
     250,000  (e)   Visant Holding Corp., 0.0%, 12/1/13              241,250
                                                                     972,791
                    Total Media                                     3,081,065

                    Retailing - 1.4%
                    Distributors - 0.3%
     500,000        Intcomex, Inc., 11.75%, 1/15/11                  450,000

                    Internet Retail - 0.3%
     465,000        Ticketmaster, 10.75%, 8/1/16 (144A)              481,275

                    General Merchandise Stores - 0.1%
     205,000  (j)   Central Garden and Pet Co., 9.125%, 2/1/13       168,100
EURO 74,000   (a)   Edcon Holdings Pty., Ltd., 10.458%, 6/15/15 (1    59,461
                                                                     227,561
                    Auto Dealer Services - 0.2%
     500,000  (j)   KAR Holdings, Inc., 10.0%, 5/1/15 (144A)         415,000

                    Specialty Stores - 0.5%
     950,000  (j)   Sally Holdings LLC, 10.5%, 11/15/16              914,375
                    Total Retailing                                 2,488,211

                    Food & Staples Retailing - 0.1%
                    Drug Retail - 0.1%
     275,000  (j)   Duane Reade, Inc., 9.75%, 8/1/11                 242,000
                    Total Food & Staples Retailing                   242,000

                    Food, Beverage & Tobacco - 3.1%
                    Distillers & Vintners - 0.1%
EURO 330,000  (c)   Belvedere SA, 8.106%, 5/15/13 (144A)             195,656

                    Agricultural Products - 0.2%
     275,000  (e)   SA Fabrica de Produtos Alimenticios Vigor, 9.2   269,500
                                                                     269,500

                    Packaged Foods & Meats - 2.0%
     1,000,000      Arantes International, Ltd., 10.25%, 6/19/13 (   920,830
     400,000        Bertin Ltda, 10.25%, 10/5/16 (144A)              418,000
     400,000        Independencia International, Ltd., 9.875%, 5/1   391,500
     700,000        Marfrig Overseas, Ltd., 9.625%, 11/16/16 (144A   674,625
     1,175,000      Minerva Overseas, Ltd., 9.5%, 2/1/17 (144A)     1,089,812
                                                                    3,494,767
                    Tobacco - 0.8%
     1,360,000      Alliance One International, Inc., 8.5%, 5/15/1  1,275,000
     125,000        Alliance One International, Inc., 11.0%, 5/15/   127,812
                                                                    1,402,812
                    Total Food, Beverage & Tobacco                  5,362,735

                    Health Care Equipment & Services - 4.0%
                    Health Care Equipment & Services - 1.7%
     750,000        Accellent, Inc., 10.5%, 12/1/13                  690,000
     400,000        Angiotech Pharmaceuticals, Inc., 7.75%, 4/1/14   300,000
     1,265,000(b)   Biomet, Inc., 10.375%, 10/15/17                 1,334,575
     535,000        DASA Finance Corp., 8.75%, 5/29/18 (144A)        529,650
                                                                    2,854,225
                    Health Care Supplies - 0.3%
     420,000        Hanger Orthopedic Group, Inc., 10.25%, 6/1/14    438,375

                    Health Care Services - 0.2%
     500,000        Rural/Metro Corp., 9.875%, 3/15/15               452,500

                    Health Care Facilities - 1.2%
     575,000        Community Health Systems, Inc., 8.875%, 7/15/1   579,312
     725,000  (b)   Surgical Care Affiliates, Inc., 8.875%, 7/15/1   632,563
     1,170,000      Surgical Care Affiliates, Inc., 10.0%, 7/15/17   900,900
                                                                    2,112,775
                    Managed Health Care - 0.6%
     500,000  (a)   Medical Services Co., 10.291%, 10/15/11          515,000
     500,000        Multiplan, Inc., 10.375%, 4/15/16 (144A)         490,000
                                                                    1,005,000
                    Total Health Care Equipment & Services          6,862,875

                    Pharmaceuticals & Biotechnology & Life Sciences - 0.3%
                    Pharmaceuticals - 0.3%
     250,000        Phibro Animal Health Corp., 10.0%, 8/1/13 (144   247,500
     200,000        Phibro Animal Health Corp., 13.0%, 8/1/14 (144   196,000
     150,000        Warner Chilcott Corp., 8.75%, 2/1/15             152,250
                    Total Pharmaceuticals & Biotechnology & Life S   595,750

                    Banks - 1.7%
                    Diversified Banks - 1.7%
     750,000  (a)(d)ALB Finance BV, 9.375%                           413,730
     250,000        ATF Capital BV, 9.25%, 2/21/14 (144A)            248,750
     500,000  (a)   Banco Macro SA, 9.75%, 12/18/36                  317,500
     700,000  (a)   Banco Macro SA, 10.75%, 6/7/12                   455,000
     200,000        JSC TemirBank, 9.5%, 5/21/14 (144A)              163,000
     300,000        Petrocommerce Finance SA, 8.75%, 12/17/09        298,500
     500,000        TuranAlem Finance BV, 8.5%, 2/10/15 (144A)       392,500
EURO 445,000        URSA Bank, 7.0%, 5/21/10                         646,754
                    Total Banks                                     2,935,734

                    Diversified Financials - 0.6%
                    Consumer Finance - 0.6%
     750,000        ACE Cash Express, Inc., 10.25%, 10/1/14 (144A)   558,750
     550,000        Russian Standard Finance SA, 7.5%, 10/7/10 (14   506,000
                                                                    1,064,750
                    Total Diversified Financials                    1,064,750

                    Insurance - 34.2%
                    Insurance Brokers - 1.1%
     250,000        Alliant Holdings I, Inc., 11.0%, 5/1/15 (144A)   222,500
     1,050,000      HUB International Holdings, Inc., 10.25%, 6/15   840,000
     500,000  (a)   USI Holdings Corp., 6.551%, 11/15/14 (144A)      400,000
     500,000        USI Holdings Corp., 9.75%, 5/15/15 (144A)        403,750
                                                                    1,866,250
                    Monoline Insurance - 0.3%
     860,000  (a)   MBIA Insurance Corp., 14.0%, 1/15/33 (144A)      473,000

                    Multi-Line Insurance - 1.0%
     1,000,000(a)   Liberty Mutual Group, Inc., 7.0%, 3/15/37 (144   812,689
     1,000,000(a)   Liberty Mutual Group, Inc., 10.75%, 6/15/58 (1   920,000
     65,000         Sul America Participacoes SA, 8.625%, 2/15/12     67,113
                                                                    1,799,802
                    Property & Casualty Insurance - 0.1%
     625,000  (a)(j)AMBAC Financial Group, Inc., 6.15%, 2/15/37      142,399
                    Reinsurance - 31.7%
     2,250,000(a)   AKIBARE, 5.608%, 5/22/12 (144A)                 2,265,300
     1,500,000(a)   AKIBARE, 5.808%, 5/22/12 (144A)                 1,507,050
     3,000,000(a)   Atlantic & Western Re, Ltd., 9.041%, 1/9/09 (1  2,979,600
EURO 1,500,000(a)   Atlas Reinsurance Plc, 15.197%, 1/10/11 (144A)  2,375,491
     3,500,000(a)   Australis, Ltd., 6.434%, 3/24/09 (144A)         3,504,900
     3,000,000(a)(j)Australis, Ltd., 6.748%, 2/3/09 (144A)          3,015,900
     4,500,000(a)   Blue Fin, Ltd., 7.189%, 4/10/12 (144A)          4,423,950
     1,000,000(a)   Caelus Re, Ltd., 8.923%, 6/7/11 (144A)           997,200
     2,000,000(a)   Calabash Re, Ltd., 11.138%, 6/1/09 (144A)       2,005,400
     1,000,000(a)   Calabash Re II, Ltd., 11.214%, 1/8/10 (144A)     991,300
     1,500,000(a)   Calabash Re II, Ltd., 12.414%, 1/8/10 (144A)    1,577,850
     1,000,000(a)   Carillon, Ltd., 18.026%, 1/10/11 (144A)          993,900
     1,500,000(a)   East Lane Re, Ltd., 9.873%, 5/6/11 (144A)       1,488,450
     3,000,000(a)   Fhu-Jin, Ltd., 6.684%, 8/10/11 (144A)           3,054,300
     3,750,000(a)   Foundation Re, Ltd., 6.795%, 11/24/08 (144A)    3,659,625
     1,000,000(a)   GlobeCat, Ltd., 8.783%, 1/2/13 (144A)           1,020,600
     350,000  (a)   GlobeCat, Ltd., 12.033%, 1/2/13 (144A)           350,035
EURO 1,500,000(a)   Green Valley, Ltd., 8.562%, 1/10/11 (144A)      2,341,790
     2,000,000(a)   Muteki, Ltd., 7.078%, 5/24/11 (144A)            1,985,400
     1,000,000(a)   Nelson Re, Ltd., 7.069%, 6/6/11 (144A)          1,000,200
     1,000,000(a)   Newton Re, Ltd., 6.452%, 12/24/10 (144A)        1,002,100
     1,000,000(a)   Newton Re, Ltd., 9.752%, 12/24/10 (144A)         972,700
     2,500,000(a)   Redwood Capital X, Ltd., 12.041%, 1/9/09 (144A  2,502,250
     2,000,000(a)   Redwood Capital X, Ltd., 16.041%, 1/9/09 (144A  2,002,400
     1,500,000(a)   Residential Reinsurance 2006, Ltd., 12.682%, 6  1,486,050
     2,000,000(a)   Residential Reinsurance 2008, Ltd., 14.149%, 6  1,987,600
     440,000  (a)   Successor II, Ltd., 19.422%, 4/6/10 (144A)       432,784
     2,500,000(a)   Successor II, Ltd., 27.672%, 4/6/10 (144A)      2,412,250
     500,000  (a)   Willow Re, Ltd., 7.924%, 6/16/10 (144A)          499,750
                                                                    54,836,125
                    Total Insurance                                 59,117,576

                    Real Estate - 0.5%
                    Real Estate Management & Development - 0.5%
     100,000  (a)   Alto Palermo SA, 11.0%, 6/11/12 (144A)            75,500
     105,000        China Properties Group, Ltd., 9.125%, 5/4/14 (    70,350
     410,000        IRSA Inversiones y Representaciones SA, 8.5%,    283,925
     955,000        Neo-China Group Holdings, Ltd., 9.75%, 7/23/14   401,100
                    Total Real Estate                                830,875

                    Software & Services - 2.6%
                    IT Consulting & Other Services - 0.8%
     400      (f)   MSX International UK, 12.5%, 4/1/12 (144A)       272,000
     1,390,000      Vangent, Inc., 9.625%, 2/15/15                  1,172,813
                                                                    1,444,813
                    Data Processing & Outsourced Services - 1.4%
     1,690,000      First Data Corp., 9.875%, 9/24/15 (144A)        1,495,650
     1,110,000      Pegasus Solutions, Inc., 10.5%, 4/15/15 (144A)   832,500
                                                                    2,328,150
                    Application Software - 0.4%
     405,000        Activant Solutions, Inc., 9.5%, 5/1/16           307,800
     500,000        Open Solutions, Inc., 9.75%, 2/1/15 (144A)       387,500
                                                                     695,300
                    Total Software & Services                       4,468,263

                    Technology Hardware & Equipment - 0.2%
                    Electronic Manufacturing Services - 0.0%
     70,000         Sanmina-SCI Corp., 6.75%, 3/1/13                  62,300

                    Technology Distributors - 0.2%
     250,000        Da-Lite Screen Co., Inc., 9.5%, 5/15/11          240,000
                    Total Technology Hardware & Equipment            302,300

                    Semiconductors & Semiconductor Equipment - 1.1%
                    Semiconductors - 1.1%
     650,000  (b)   Freescale Semiconductor, Inc., 9.125%, 12/15/1   526,500
     1,750,000(j)   Freescale Semiconductor, Inc., 10.125%, 12/15/  1,373,750
                    Total Semiconductors & Semiconductor Equipment  1,900,250

                    Telecommunication Services - 6.2%
                    Integrated Telecommunication Services - 3.3%
     910,000        Broadview Networks Holdings, Inc., 11.375%, 9/   809,900
     1,200,000      GC Impsat Holdings I Plc, 9.875%, 2/15/17 (144  1,080,000
     1,250,000      GCI, Inc., 7.25%, 2/15/14                       1,087,500
     1,000,000      Intelsat Subsidiary Holding Co., Ltd., 8.5%, 1   990,000
     1,260,000      PAETEC Holding Corp., 9.5%, 7/15/15             1,148,175
     142,000        Tele Norte Leste Participacoes SA, 8.0%, 12/18   146,828
     500,000        Windstream Corp., 8.625%, 8/1/16                 506,250
                                                                    5,768,653
                    Wireless Telecommunication Services - 2.8%
     125,000        Alamosa Delaware, Inc., 8.5%, 1/31/12            122,500
     500,000        Cell C Property, Ltd., 11.0%, 7/1/15 (144A)      511,250
     500,000  (a)   Cricket Communications, Inc., 9.375%, 11/1/14    490,000
     400,000        Digicel, Ltd., 9.25%, 9/1/12 (144A)              408,000
EURO 500,000  (a)   Hellas Telecommunications Luxembourg II, 10.96   577,295
     840,000        Hughes Network Systems LLC/HNS Finance Corp.,    849,450
     540,000  (j)   OJSC Vimpel Communications, 9.125%, 4/30/18 (1   528,143
     1,330,000      True Move Co., Ltd., 10.375%, 8/1/14 (144A)     1,382,241
                                                                    4,868,879
                    Total Telecommunication Services                10,637,532

                    Utilities - 2.5%
                    Electric Utilities - 1.6%
     750,000        Cia de Transporte de Energia Electrica de Alta   519,375
     2,000,000      Intergen NV, 9.0%, 6/30/17 (144A)               2,040,000
     250,000        Mirant JPSCo. Finance, Ltd., 11.0%, 7/6/16 (14   263,750
                                                                    2,823,125
                    Multi-Utilities - 0.1%
     225,000        PNM Resources, Inc., 9.25%, 5/15/15              228,938

                    Independent Power Producers & Energy Traders - 0.8%
     1,340,000      Texas Competitive Electric Holdings Co. LLC, 1  1,340,000
                    Total Utilities                                 4,392,063
                    TOTAL CORPORATE BONDS & NOTES
                    (Cost $166,972,553)                            155,704,750

                    CONVERTIBLE BONDS & NOTES - 1.8% of Net Assets Transportation - 0.4%
                    Marine - 0.4%
     880,000        Horizon Lines, Inc., 4.25%, 8/15/12              696,300
                    Total Transportation                             696,300

                    Health Care Equipment & Services - 0.7%
                    Health Care Services - 0.7%
     1,550,000      Omnicare, Inc., 3.25%, 12/15/35                 1,158,625
                    Total Health Care Equipment & Services          1,158,625

                    Technology Hardware & Equipment - 0.3%
                    Communications Equipment - 0.3%
     850,000        Nortel Networks Corp., 2.125%, 4/15/14           549,312
                    Total Technology Hardware & Equipment            549,312

                    Telecommunication Services - 0.4%
                    Wireless Telecommunication Services - 0.4%
     900,000        NII Holdings, Inc., 3.125%, 6/15/12              771,750
                    Total Telecommunication Services                 771,750

                    TOTAL CONVERTIBLE BONDS & NOTES
                    (Cost $3,163,610)                               3,175,987

                    FLOATING RATE LOAN INTERESTS - 39.9% of Net Assets (g) Energy - 0.2%
                    Oil & Gas Exploration & Production - 0.2%
     400,000        Venoco, Inc., Second Lien Term Loan, 6.688%, 9   385,750
                    Total Energy                                     385,750

                    Materials - 4.1%
                    Diversified Chemicals - 0.5%
     1,000,000      Huntsman International LLC, New Dollar Term Lo   940,536

                    Paper Packaging - 1.1%
     1,484,772      Georgia-Pacific LLC, Term Loan B, 4.399% - 4.5  1,403,963
     497,500        Graphic Packaging International, Inc., Increme   478,648
                                                                    1,882,611
                    Steel - 1.4%
     1,310,930      Algoma Steel, Inc., Term Loan, 4.96%, 6/20/13   1,238,829
     1,310,079      Niagara Corp., Term Loan, 7.465%, 6/29/14       1,152,870
                                                                    2,391,699

                    Forest Products - 1.1%
     1,500,000      Ainsworth Lumber Co., Ltd., Term Loan, 7.5%, 6  1,333,125
     596,977        Graham Packaging Co., L.P., New Term Loan, 4.8   569,972
                                                                    1,903,097
                    Total Materials                                 7,117,943

                    Capital Goods - 3.2%
                    Aerospace & Defense - 1.7%
     750,000        Aeroflex, Inc., Sr. Unsecured Bridge Loan, 11.   693,750
     744,375        Aeroflex, Inc., Tranche B-2 Term Loan, 6.438%,   705,295
     500,231        DAE Aviation Holdings, Inc., Tranche B-1 Term    473,969
     498,731        Spirit Aerosystems, Inc., Term Loan B, 4.538%,   486,574
     495,623        Standard Aero, Ltd., Tranche B-2 Term Loan, 6.   493,145
                                                                    2,852,733
                    Construction & Farm Machinery & Heavy Trucks - 1.5%
     1,000,000      Accuride Corp., Term Loan, 6.0% - 6.188%, 1/31   960,417
     2,000,000      Rental Service Corp., Second Lien Initial Term  1,645,000
                                                                    2,605,417
                    Total Capital Goods                             5,458,150

                    Commercial Services & Supplies - 1.6%
                    Diversified Commercial & Professional Services - 0.4%
     742,500        Asset Acceptance Capital Corp., Tranche B Term   694,238

                    Environmental & Facilities Services - 1.2%
     1,237,500      Synagro Technologies, Inc., First Lien Term Lo  1,051,875
     1,033,331      Waste Services, Inc., Tranche E Term Loan, 5.1  1,026,873
                                                                    2,078,748
                    Total Commercial Services & Supplies            2,772,986

                    Transportation - 1.0%
                    Air Freight & Logistics - 1.0%
     439,482        Ceva Group Plc, Pre-Funded LC Loan, 2.596%, 11   404,323
     1,327,141      Ceva Group Plc, U.S. Term Loan, 5.463%, 11/4/1  1,220,970
                    Total Transportation                            1,625,293

                    Automobiles & Components - 0.5%
                    Tires & Rubber - 0.5%
     1,000,000      Goodyear Tire & Rubber Co., Second Lien Term L   922,250
                    Total Automobiles & Components                   922,250

                    Consumer Durables & Apparel - 0.7%
                    Homebuilding - 0.2%
     2,000,000(c)   LandSource Communities Development LLC, Second   271,250

                    Housewares & Specialties - 0.5%
     925,583        Yankee Candle Company, Inc., Term Loan, 4.46%    837,653
                    Total Consumer Durables & Apparel               1,108,903

                    Consumer Services - 1.5%
                    Casinos & Gaming - 1.5%
     1,000,000      Fontainebleau Las Vegas LLC, Initial Term Loan   821,667
     189,496        Gateway Casinos & Entertainment, First Lien De   163,677
     1,096,781      Gateway Casinos & Entertainment, First Lien Te   947,344
     1,000,000      Gateway Casinos & Entertainment, Second Lien T   632,500
                    Total Consumer Services                         2,565,188

                    Media - 2.6%
                    Broadcasting & Cable Television - 1.6%
     1,990,000      Charter Communications Operating LLC, Replacem  1,755,968
     1,000,000      Insight Midwest Holdings LLC, Term Loan B, 4.4   964,528

                                                                    2,720,496
                    Movies & Entertainment - 0.5%
     982,000        Lodgenet Entertainment Corp., Closing Date Ter   886,869

                    Publishing - 0.5%
     948,655        RH Donnelley, Inc., Tranche D-1 Term Loan, 6.7   905,728
                    Total Media                                     4,513,093

                    Retailing - 0.8%
                    Apparel, Accessories & Luxury Goods - 0.8%
     1,505,978      Hanesbrands, Inc., First Lien Term Loan B, 4.5  1,452,850
                    Total Retailing                                 1,452,850

                    Food, Beverage & Tobacco - 0.4%
                    Packaged Foods & Meats - 0.4%
     746,222        Dean Foods Co., Tranche B Term Loan, 3.99% - 4   706,812
                    Total Food, Beverage & Tobacco                   706,812

                    Household & Personal Products - 0.4%
                    Personal Products - 0.4%
     795,970        Brickman Group Holdings, Inc., Tranche B Term    728,312
                    Total Household & Personal Products              728,312

                    Health Care Equipment & Services - 6.0%
                    Health Care Equipment & Services - 0.9%
     1,732,412      Talecris Biotherapeutics Holdings Corp., First  1,598,150

                    Health Care Supplies - 1.5%
     36,000         Bausch & Lomb, Inc., Delayed Draw Term Loan, 6    35,115
     358,200        Bausch & Lomb, Inc., Parent Term Loan, 6.051%,   349,394
     1,369,037      Cardinal Health, Inc., Dollar Term Loan, 5.051  1,201,330
     495,000        IM US Holdings LLC, First Lien Term Loan, 4.80   467,775
     600,000        IM US Holdings LLC, Second Lien Term Loan, 7.0   565,500
                                                                    2,619,114
                    Health Care Services - 0.6%
     1,037,648      HealthSouth Corp., Term Loan, 5.29%, 3/11/13     982,986

                    Health Care Facilities - 3.0%
     907,326        Community Health Systems, Inc., Term Loan, 4.7   860,382
     1,713,997      Hanger Orthopedic Group, Inc., Tranche B Term   1,654,007
     1,289,190      HCA, Inc., Tranche B Term Loan, 5.051%, 11/18/  1,214,077
     496,411        Psychiatric Solutions, Inc., Term Loan, 4.208%   471,900
     100,253        Sun Healthcare Group, Inc., Delayed Draw Term     93,862
     162,256        Sun Healthcare Group, Inc., Synthetic LC Loan,   151,912
     706,608        Sun Healthcare Group, Inc., Term Loan, 4.649%    661,562
                                                                    5,107,702
                    Total Health Care Equipment & Services          10,307,952

                    Pharmaceuticals & Biotechnology & Life Sciences - 0.4% Pharmaceuticals - 0.4%
     746,250        Mylan, Inc., U.S. Tranche B Term Loan, 5.75%,    740,093
                    Total Pharmaceuticals & Biotechnology & Life S   740,093

                    Diversified Financials - 2.8%
                    Other Diversified Financial Services - 0.6%
     997,500        Metavante Corp., Term Loan, 4.621%, 11/1/14      936,403

                    Consumer Finance - 1.8%
     871,201        Ace Cash Express, Inc., Term Loan, 5.46% - 6.1   690,427
     979,701        Collect Acquisition Corp., Facility Term Loan    953,371
     998,314        Dollar Financial Corp., Canadian Borrower Term   848,567
     734,054        Dollar Financial Corp., Delayed Draw Term Loan   623,946
                                                                    3,116,311
                    Investment Banking & Brokerage - 0.4%
     696,500        MSCI, Inc., Term Loan B, 5.399%, 11/20/14        696,500
                    Total Diversified Financials                    4,749,214

                    Insurance - 2.9%
                    Insurance Brokers - 2.9%
     1,488,750      Alliant Holdings I, Inc., Term Loan, 5.801%, 8  1,377,094
     793,492        AmWins Group, Inc., Initial Term Loan, 4.96% -   646,696
     1,000,000      AmWins Group, Inc., Second Lien Initial Term L   655,000
     84,828         HUB International, Ltd., Delay Draw Term Loan,    78,094
     485,667        HUB International, Ltd., Initial Term Loan, 5.   447,111
     1,980,000      USI. Holdings Corp., Tranche B Term Loan, 5.56  1,831,500
                    Total Insurance                                 5,035,495

                    Software & Services - 1.3%
                    Application Software - 0.5%
     994,911        Nuance Communications, Inc., Term Loan, 4.99%,   938,118

                    Systems Software - 0.8%
     1,439,787      Vangent, Inc., Term Loan, 4.64%, 2/14/13        1,353,400
                    Total Software & Services                       2,291,518

                    Technology Hardware & Equipment - 2.6%
                    Communications Equipment - 0.3%
     675,000        Univision Communications, Inc., Initial Term L   554,239

                    Computer Storage & Peripherals - 1.1%
     1,974,937      SunGard Data Systems, Inc., New U.S.Term Loan,  1,866,806

                    Electronic Equipment Manufacturers - 1.2%
     1,899,818      H3C Holdings, Ltd., Tranche B Term Loan, 5.632  1,643,342
     511,137        Scitor Corp., Term Loan, 6.74%, 9/26/14          500,915
                                                                    2,144,257
                    Total Technology Hardware & Equipment           4,565,302

                    Semiconductors & Semiconductor Equipment - 0.5% Semiconductors - 0.5%
     989,950        Freescale Semiconductor, Inc., Term Loan, 4.22   893,603
                    Total Semiconductors & Semiconductor Equipment   893,603

                    Telecommunication Services - 2.9%
                    Integrated Telecommunication Services - 1.0%
     161,698        Knology, Inc., Term Loan, 5.038%, 6/30/12        150,379
     1,212,851      PAETEC Holding Corp., Replacement Term Loan, 4  1,165,095
     440,443        Telesat Canada, U.S. Term I Loan, 5.49% - 5.9%   420,451
     25,691         Telesat Canada, U.S. Term II Loan, 5.57% - 5.9    24,525
                                                                    1,760,450
                    Wireless Telecommunication Services - 1.9%
     989,899        Cricket  Communications, Inc., Term Loan B, 6.   969,963
     1,732,368      MetroPCS Wireless, Inc., New Tranche B Term Lo  1,650,297
     593,434        Stratos Global Corp./Stratos Funding L.P., Fac   561,537
                                                                    3,181,797
                    Total Telecommunication Services                4,942,247

                    Utilities - 3.5%
                    Multi-Utilities - 0.6%
     1,158,000      Goodman Global, Inc., Term Loan, 7.5%, 2/13/14  1,145,696

                    Independent Power Producers & Energy Traders - 2.9%
     1,975,075      Calpine Corp., First Priority Term Loan, 5.685  1,857,805
     187,926        Mach Gen LLC, First Lien Synthetic LC Loan, 2.   180,456
     1,786,671      Mach Gen LLC, First Lien Term Loan B, 4.638%,   1,715,651
     418,256        NRG Energy, Inc., Credit-Linked Deposit Loan,    398,912
     853,867        NRG Energy, Inc., Term Loan, 4.301%, 2/1/13      814,376
                                                                    4,967,200
                    Total Utilities                                 6,112,896
                    TOTAL FLOATING RATE LOAN INTERESTS
                    (Cost $75,360,238)                              68,995,850

     Shares         WARRANTS - 0.0% of Net Assets
                    Real Estate - 0.0%
                    Real Estate Management & Development - 0.0%
     750,000  (h)   Neo-China Group Holdings, Ltd., Expires 7/22/1    28,838
                    TOTAL WARRANTS
                    (Cost $17,012)                                    28,838


     Principal
     Amount
     USD ($)
                    TEMPORARY CASH INVESTMENTS - 7.4% of Net Assets
                    Securities Lending Collateral - 7.4%
                    Certificates of Deposit:
     233,646        American Express, 2.72%, 8/8/08                  233,646
     62,970         Banco Santander NY, 2.8%, 10/7/08                 62,970
     175,029        Banco Santander NY, 3.09%, 12/22/08              175,029
     262,328        Bank Bovespa NY, 2.705%, 8/8/08                  262,328
     174,885        Bank of America, 2.88%, 8/11/08                  174,885
     174,832        Bank of Nova Scotia, 3.18%, 5/5/09               174,832
     104,931        Bank of Scotland NY, 2.7%, 8/1/08                104,931
     87,442         Bank of Scotland NY, 2.72%, 8/15/08               87,442
     62,905         Bank of Scotland NY, 2.89%, 11/4/08               62,905
     104,986        Bank of Scotland NY, 2.96%, 11/3/08              104,986
     87,405         Bank of Scotland NY, 3.03%, 9/26/08               87,405
     314,792        Barclays Bank, 3.18%, 5/27/09                    314,792
     146,903        Calyon NY, 2.64%, 9/29/08                        146,903
     55,491         Calyon NY, 2.69%, 1/16/09                         55,491
     104,932        Calyon NY, 2.85%, 8/25/08                        104,932
     349,769        CBA, 3.02%, 7/16/09                              349,769
     174,885        Citibank, 2.85%, 7/29/08                         174,885
     69,954         Deutsche Bank Financial, 2.72%, 8/4/08            69,954
     129,647        Dexia Bank NY, 3.37%, 9/29/08                    129,647
     314,792        DNB NOR Bank ASA NY, 2.9%, 6/8/09                314,792
     15,029         Fortis, 3.11%, 9/30/08                            15,029
     320,389        Intesa SanPaolo S.p.A., 2.72%, 5/22/09           320,389
     87,442         Lloyds Bank, 2.61%, 8/18/08                       87,442
     118,922        Natixis, 2.83%, 8/4/08                           118,922
     20,216         NORDEA NY, 2.72%, 4/9/09                          20,216
     16,766         NORDEA NY, 2.73%, 12/1/08                         16,766
     174,885        NORDEA NY, 2.81%, 8/29/08                        174,885
     27,979         Rabobank Nederland NY, 2.37%, 8/29/08             27,979
     174,886        Royal Bank of Canada NY, 2.6%, 9/5/08            174,886
     34,903         Skandinavian Enskilda Bank NY, 3.06%, 2/13/09     34,903
     20,277         Skandinavian Enskilda Bank NY, 3.18%, 9/22/08     20,277
     314,792        Svenska Bank NY, 2.7%, 7/8/09                    314,792
     104,931        Toronto Dominion Bank NY, 2.75%, 11/5/08         104,931
     220,355        Toronto Dominion Bank NY, 2.77%, 9/5/08          220,355
     34,921         Wachovia, 3.62%, 10/28/08                         34,921
                                                                    4,879,217
                    Commercial Paper:
     33,282         Bank Bovespa NY, 2.79%, 3/12/09                   33,282
     69,904         Bank of America, 2.6%, 8/11/08                    69,904
     53,872         Bank of America, 2.7%, 8/26/08                    53,872
     173,738        Citigroup, 2.83%, 10/24/08                       173,738
     157,366        General Electric Capital Corp., 2.77%, 1/5/09    157,366
     174,828        General Electric Capital Corp., 2.82%, 3/16/09   174,828
     343,474        Honda Finance Corp., 2.92%, 7/14/09              343,474
     174,142        HSBC Securities, Inc., 2.88%, 9/29/08            174,142
     64,678         IBM, 3.18%, 2/13/09                               64,678
     174,885        IBM, 3.18%, 6/26/09                              174,885
     139,787        ING Funding, 2.7%, 8/13/08                       139,787
     314,120        Macquarie Bank, 2.75%, 8/29/08                   314,120
     314,792        Met Life Global Funding, 3.16%, 6/12/09          314,792
     43,197         PARFIN, 3.18%, 8/1/08                             43,197
     278,508        Rabobank, 2.68%, 10/3/08                         278,508
     69,488         Royal Bank of Scotland, 2.66%, 10/21/08           69,488
     139,694        Societe Generale, 3.18%, 8/22/08                 139,694
     69,931         Societe Generale, 3.18%, 8/5/08                   69,931
     69,904         SVSS NY, 3.18%, 8/11/08                           69,904
     297,304        WestPac, 3.18%, 6/1/09                           297,304
                                                                    3,156,894
                    Mutual Funds:
     524,654        AIM Short Term Investment Trust, 2.47%           524,654
     524,654        BlackRock Liquidity Money Market Fund, 3.18%     524,654
     524,654        Dreyfus Preferred Money Market Fund, 3.18%       524,654
                                                                    1,573,962
                    Tri-party Repurchase Agreements:
     8,234          Barclays Capital Markets, 2.15%, 8/1/08           8,234
     585,497        Deutsche Bank, 2.18%, 8/1/08                     585,497
     2,448,386      Lehman Brothers, 2.13%, 8/1/08                  2,448,386
                                                                    3,042,117
                    Other:
     69,048         ABS CFAT 2008-A A1, 3.005%, 4/27/09               69,048
                    TOTAL SECURITIES LENDING COLLATERAL
                    (Cost $12,721,238 )                             12,721,238
                    TOTAL INVESTMENTS IN SECURITIES - 145.1%
                    (Cost $269,422,353) (i)                        250,814,860
                    OTHER ASSETS AND LIABILITIES - (45.1)%         (77,965,572)
                    NET ASSETS APPLICABLE TO COMMON SHAREOWNERS -  172,849,288



     NR             Security not rated by S&P or Moody's.

     (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold
                    normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2008, the value of these securities amounted to $110,025,428 or 63.7% of total net assets applicable to common shareowners.


     (a) Floating rate note. The rate shown is the coupon rate at July 31, 2008.

     (b) Payment-in-Kind (PIK) security which may pay interest in additional principal amount.

     (c)            Security is in default and is non-income producing.

     (d) Security is a perpetual bond and has no definite maturity date.

     (e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date.
                    The rate shown is the coupon rate at July 31, 2008.

     (f)            Security is priced as a unit.

     (g) Floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by
                reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major
                    European banks, such as LIBOR (London InterBank Offered
                    Rate), (ii) the prime rate offered by one or more major United States banks,
                    (iii) the certificate of deposit (iv) other base lending rates used by commercial lenders.  The interest rate shown is the
                    coupon rate accruing at July 31, 2008.

     (h)            Non-income producing.

     (i) At July 31, 2008, the net unrealized loss on investments based on cost for federal income tax purposes
                    of $270,251,599 was as follows:

                    Aggregate gross unrealized gain for all investments in which
                       there is an excess of value over tax cost    1,657,380

                    Aggregate gross unrealized loss for all investments in which
                       there is an excess of tax cost over value   (21,094,119)
                    Net unrealized loss                            (19,436,739)
                    For financial reporting purposes net unrealized loss was $18,607,493 and cost of investments aggregated $269,422,353.

     (j)            At July 31, 2008, the following securities were out on loan:
     Principal
     Amount
     USD ($)                         Description                       Value
     841,000        Accuride Corp., 8.5%, 2/1/15                     607,460
     247,000        Ainsworth Lumber Co., Ltd., 7.25%, 10/1/12 (14   101,270
     693,000        Aleris International, Inc., 10.0%, 12/15/16      487,025
     524,000        Allison Transmission, Inc., 11.0%, 11/1/15 (14   488,630
     600,000        AMBAC Financial Group, Inc., 6.15%, 2/15/37      153,702
     2,000,000      Australis, Ltd., 6.748%, 2/3/09 (144A)          2,032,116
     325,000        Aventine Renewable Energy Holdings, Inc., 10.0   218,833
     39,000         CCH I LLC, 11.0%, 10/1/15                         30,900
     297,000        C8 Capital SPV, Ltd., 6.64% (144A)               272,907
     202,000        Central Garden and Pet Co., 9.125%, 2/1/13       165,640
     272,000        Duane Reade, Inc., 9.75%, 8/1/11                 239,360
     247,000        Evraz Group SA, 9.5%, 4/24/18 (144A)             244,369
     1,732,000      Freescale Semiconductor, Inc., 10.125%, 12/15/  1,382,029
     1,470,000      Georgia Gulf Corp., 10.75%, 10/15/16             810,930
     600,000        Graham Packaging Co., Inc., 9.875%, 10/15/14     532,657
     198,000        Jarden Corp., 7.5%, 5/1/17                       175,849
     490,000        KAR Holdings, Inc., 10.0%, 5/1/15 (144A)         418,950
     940,000        Sally Holdings LLC, 10.5%, 11/15/16              924,210
     742,000        Station Casinos, Inc., 6.625%, 3/15/18           331,906
     710,000        Trump Entertainment Resorts, Inc., 8.5%, 6/1/1   359,734
     1,225,000      Univision Communications, Inc., 9.75%, 3/15/15   979,183
     500,000        OJSC Vimpel Communications, 9.125%, 4/30/18 (1   502,607
     1,188,000      Yankee Acquisition Corp., 8.5%, 2/15/15          919,742
                                                                    12,380,009

                    Glossary of Terms:
                    LC - Letter of Credit

                    Note: Principal amounts are denominated in U.S. dollars unless otherwise denoted.
                    EURO
                    NOK

                    As of July 31, 2008, the Trust had unfunded loan commitments of approximately $668,000 which would be extended at the option of the borrower, pursuant to the following loan agreements:
                                                                     Unfunded
                                                                    Commitment
                    Borrower                                      (in thousands)
                    Bausch & Lomb, Inc., Delayed Draw Term Loan         54
                    Community Health Systems, Inc., Delayed Draw T      47
                    Fontainebleau Las Vegas LLC, Delayed Draw Term     500
                    HUB International, Ltd., Delayed Draw Term Loa      24
                    Gateway Casinos & Entertainment, Delayed Draw       31
                    Telesat Canada, U.S. Term II Loan                   12
                                                                       668


      Various inputs are used in determining the value of the Trust's investments.  These inputs are summarized in the three broad levels listed below.
      Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities
            Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments)

       The following is a summary of the inputs used as of July
       31, 2008, in valuing the Trust's assets:

     Valuation Inputs                                        Investments
                                                          in Securities
     Level 1 - Quoted Prices                                     0
     Level 2 - Other Significant Observable Inputs          250,814,860
     Level 3 - Significant Unobservable Inputs                  0
     Total                                                 250,814,860


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Diversified High Income Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 29, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date September 29, 2008

* Print the name and title of each signing officer under his or her signature.